UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

Portfolio of Investments

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

March 31, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par	Value

Long-Term Securities — 99.2%
U.S. Government and Agency Obligations — 81.7%
Treasury Inflation-Protected SecuritiesA — 81.7%
United States Treasury Inflation-Protected Security	3.625%	1/15/08	$46,385	$47,094
United States Treasury Inflation-Protected Security	3.875%	1/15/09	23,164	24,010
United States Treasury Inflation-Protected Security	0.875%	4/15/10	20,299	19,627
United States Treasury Inflation-Protected Security	2.375%	4/15/11	171,616	173,848
United States Treasury Inflation-Protected Security	3.000%	7/15/12	55,158	57,817	B
United States Treasury Inflation-Protected Security	1.875%	7/15/13	94,496	93,263
United States Treasury Inflation-Protected Security	1.625%	1/15/15	52,999	50,879
United States Treasury Inflation-Protected Security	2.000%	1/15/16	89,992	88,603
United States Treasury Inflation-Protected Security	2.375%	1/15/17	64,734	65,693
United States Treasury Inflation-Protected Security	2.375%	1/15/25	15,784	15,886
United States Treasury Inflation-Protected Security	2.000%	1/15/26	5,609	5,330
United States Treasury Inflation-Protected Security	2.375%	1/15/27	17,042	17,182

Total U.S. Government and Agency Obligations (Cost — $649,269)				659,232

Corporate Bonds and Notes — 4.9%
Automobiles — 0.9%
Ford Motor Co.	7.450%	7/16/31	5,000	3,869	C
General Motors Corp.	8.375%	7/15/33	4,000	3,590	C

				7,459

Health Care Providers and Services — 0.6%
Tenet Healthcare Corp.	7.375%	2/1/13	5,000	4,644

Independent Power Producers and Energy Traders — 0.9%
Dynegy Holdings Inc.	8.750%	2/15/12	1,610	1,711
The AES Corp.	8.875%	2/15/11	5,000	5,375

				7,086

Metals and Mining — 0.5%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	4,060	4,390

Oil, Gas and Consumable Fuels — 2.0%
El Paso Corp.	7.750%	1/15/32	5,000	5,525	C
Pemex Project Funding Master Trust	8.625%	12/1/23	4,410	5,490
The Williams Cos. Inc.	7.500%	1/15/31	5,000	5,300

				16,315

Total Corporate Bonds and Notes (Cost — $36,467)				39,894

Asset-Backed Securities — 0.1%
Fixed Rate Securities — 0.1%
Mutual Fund Fee Trust XIII Series 2000-3	9.070%	7/1/08	4,795	436	D,E,F

Total Asset-Backed Securities (Cost — $436)				436

Yankee BondsG — 12.5%
Commercial Banks — 1.9%
ATF Capital BV	9.250%	2/21/14	$4,280	$4,178	C,H
Glitnir Banki Hf	6.693%	6/15/16	2,540	2,663	H,I
ICICI Bank Ltd.	6.375%	4/30/22	233	232	H,I
ICICI Bank Ltd.	6.375%	4/30/22	1,052	1,042	H,I
Kaupthing Bank Hf	7.125%	5/19/16	4,410	4,771	H
TuranAlem Finance BV	8.250%	1/22/37	2,280	2,291	H

				15,177

Diversified Financial Services — 0.1%
MMG Fiduciary Trust	6.750%	2/1/16	821	821	H

Diversified Telecommunication Services — 0.1%
Axtel SA	11.000%	12/15/13	325	361

Foreign Government — 8.3%
Federative Republic of Brazil	11.000%	8/17/40	12,922	17,432	C
Republic of Argentina	7.000%	9/12/13	5,400	5,214
Republic of Colombia	11.750%	2/25/20	2,055	3,021	C
Republic of Colombia	7.375%	9/18/37	4,440	4,833
Republic of Ecuador	10.000%	8/15/30	2,350	2,091	H,I
Republic of El Salvador	8.250%	4/10/32	1,504	1,816	H
Republic of Panama	9.375%	4/1/29	1,535	2,045
Republic of Panama	6.700%	1/26/36	2,973	3,086	C
Republic of Peru	8.750%	11/21/33	3,882	5,105	C
Republic of Venezuela	5.750%	2/26/16	2,278	2,142
Republic of Venezuela	9.375%	1/13/34	17	22	C
Russian Federation	5.000%	3/31/30	7,710	8,750	H,I
United Mexican States	7.500%	4/8/33	252	300
United Mexican States	6.750%	9/27/34	10,421	11,364

				67,221

Metals and Mining — 0.4%
Vale Overseas Ltd.	6.875%	11/21/36	2,900	2,995

Oil, Gas and Consumable Fuels — 1.1%
Gazprom	6.212%	11/22/16	2,410	2,411	H
Gazprom	6.510%	3/7/22	1,430	1,452	H
Petrozuata Finance Inc.	8.220%	4/1/17	5,025	5,050	H

				8,913

Road and Rail — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	1,010	1,086

Wireless Telecommunication Services — 0.5%
True Move Co. Ltd.	10.750%	12/16/13	2,040	2,076	H
UBS Luxembourg SA for OJSC Vimpel Communications	8.250%	5/23/16	1,870	1,991	H

				4,067

Total Yankee Bonds (Cost — $94,359)				100,641

Total Long-Term Securities (Cost — $780,531)				800,203

Investment of Collateral From Securities Lending — 5.5%
State Street Navigator Securities Lending Prime Portfolio	44,130	$44,130

Total Investment of Collateral From Securities Lending (Cost — $44,130)		44,130

Total Investments — 104.7% (Cost — $824,661)		844,333
Obligation to return collateral for securities loaned — (5.5)%		(44,130)
Other Assets Less Liabilities — 0.8%		6,740

Net Assets — 100.0%		$806,943

	Expiration	Actual Contracts	Appreciation/ (Depreciation)

Futures Contracts PurchasedJ
Eurodollar Futures	June 2007	140	(42)
Eurodollar Futures	September 2007	810	(24)
U.S. Treasury Notes Futures	June 2007	35	(16)
U.S. Treasury Notes Futures	June 2007	1,052	24

			$(58)

Options WrittenJ
U.S. Treasury Notes Futures Put, Strike Price $108.00	April 2007	224	$0

A	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value
B	All or a portion of this security is collateral to cover futures and options contracts written.
C	All or a portion of this security is on loan.
D	Private Placement
E	Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill Rate. The coupon rates are the rates as of March 31, 2007.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
H	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 5.16% of net assets.
I	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
J	Options and futures are described in more detail in the notes to financial statements.

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Securities Lending

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At March 31, 2007, the market value of the securities on loan to broker-dealers was $43,216 for which the fund received collateral of $44,130 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s portfolio of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

The following is a summary of open credit default swap contracts outstanding at March 31, 2007:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HVOL 7)	March 20, 2011	Specified amount upon credit event noticeA	0.75% Quarterly	$17,000	$29

JP Morgan Chase & Co. (Eastman Kodak Corporation, 7.25%, due 11/15/13)	March 20, 2011	Specified amount upon credit event noticeB	2.60% Quarterly	10,000	521

JP Morgan Chase & Co. (Ford Motor Credit Corporation, 7%, due 10/01/13)	March 20, 2011	Specified amount upon credit event noticeB	5.10% Quarterly	10,000	641

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2011	Specified amount upon credit event noticeB	4.17% Quarterly	10,000	821

				$47,000	$2,012

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.
B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
Date: May 29, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
Date: May 23, 2007